UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ January 31, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.1%)
	Belgium (1.7%)
	Chemicals
64,210	Umicore SA	$2,985,420

	Finland (1.5%)
	Machinery
50,203	Kone Oyj, Class B	2,733,103

	France (11.3%)
	Commercial Banks
82,376	BNP Paribas SA	3,487,929
106,626	Societe Generale SA	2,840,349

		6,328,278

	Electrical Equipment
57,375	Schneider Electric SA	3,563,343

	Hotels, Restaurants & Leisure
75,525	Accor SA	2,294,902

	Media
96,560	SES SA	2,279,810

	Metals & Mining
137,770	ArcelorMittal	2,772,531

	Multi-Utilities
107,365	GDF Suez	2,914,104

	Total France	20,152,968

	Germany (a) (13.2%)
	Automobiles
81,765	Daimler AG (Registered)	4,518,216

	Health Care Providers & Services
37,977	Fresenius SE & Co. KGaA	3,851,861

	Industrial Conglomerates
55,240	Siemens AG (Registered)	5,212,595

	Insurance
22,781	Muenchener Rueckversicherungs AG (Registered)	2,967,948

	Machinery
28,673	MAN SE	3,013,959

	Pharmaceuticals
59,122	Bayer AG (Registered)	4,140,490

	Total Germany	23,705,069

	Netherlands (1.9%)
	Media
280,659	Reed Elsevier N.V.	3,339,286

	Portugal (1.2%)
	Oil, Gas & Consumable Fuels
136,704	Galp Energia SGPS SA, Class B	2,205,691

	Spain (3.7%)
	Commercial Banks
431,086	Banco Bilbao Vizcaya Argentaria SA (b)	3,763,348

	Information Technology Services
166,409	Amadeus IT Holding SA, Class A (b)	2,851,493

	Total Spain	6,614,841

	Switzerland (a) (13.9%)
	Food Products
152,642	Nestle SA (Registered)	8,747,274

	Insurance
16,609	Zurich Financial Services AG (c)	3,987,603

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

	Pharmaceuticals
110,246	Novartis AG (Registered)	$5,964,423
36,137	Roche Holding AG (Genusschein)	6,116,398

		12,080,821

	Total Switzerland	24,815,698

	United Kingdom (a) (48.7%)
	Aerospace & Defense
365,188	Rolls-Royce Holdings PLC (c)	4,232,534

	Commercial Banks
1,147,651	Barclays PLC	3,843,901
854,759	HSBC Holdings PLC	7,134,688

		10,978,589

	Food & Staples Retailing
637,564	WM Morrison Supermarkets PLC	2,873,367

	Household Products
77,640	Reckitt Benckiser Group PLC	4,130,373

	Insurance
347,144	Prudential PLC	3,831,944

	Metals & Mining
130,178	Anglo American PLC	5,382,732
230,044	Xstrata PLC	3,895,100

		9,277,832

	Oil, Gas & Consumable Fuels
274,197	BG Group PLC	6,157,138
908,205	BP PLC	6,738,570
211,869	Royal Dutch Shell PLC, Class A	7,480,208
140,017	Tullow Oil PLC	3,066,880

		23,442,796

	Pharmaceuticals
265,701	GlaxoSmithKline PLC	5,903,555

	Professional Services
271,891	Experian PLC	3,682,494

	Specialty Retail
531,057	Carphone Warehouse Group PLC	1,389,154

	Tobacco
127,087	British American Tobacco PLC	5,841,695
125,895	Imperial Tobacco Group PLC	4,503,349

		10,345,044

	Wireless Telecommunication Services
2,559,449	Vodafone Group PLC	6,888,674

	Total United Kingdom	86,976,356

	Total Common Stocks (Cost $164,096,303)	173,528,432

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (3.4%)
	Securities held as Collateral on Loaned Securities (1.6%)
	Repurchase Agreement (0.3%)
$ 471	Merrill Lynch & Co., Inc. (0.23%, dated 01/31/12, due 02/01/12; proceeds $470,949; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 12/01/41; valued at $480,365) (Cost $470,946)	470,946

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (1.3%)
2,268	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,268,074)(d)		$2,268,074

	Total Securities held as Collateral on Loaned Securities (Cost $2,739,020)		2,739,020

	Investment Company (1.8%)
3,248	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,247,510)(d)		3,247,510

	Total Short-Term Investments (Cost $5,986,530)		5,986,530

	Total Investments (Cost $170,082,833) (e)(f)	100.5%	179,514,962
	Liabilities in Excess of Other Assets	(0.5)	(862,094)

	Net Assets	100.0%	$178,652,868

(a)	At January 31, 2012, investments in securities of issuers in United Kingdom 48.7%, Switzerland 13.9% and Germany 13.2% represented 75.8% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.
(b)	The value of loaned securities and related collateral outstanding at January 31, 2012 were $2,631,568 and $2,757,544, respectively. The Fund received cash collateral of $2,739,020 which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2012, there was uninvested cash of $18,524 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Non-income producing security.
(d)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.
(e)	Securities are available for collateral in connection with open foreign currency exchange contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ¡ January 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at January 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION
State Street Bank and Trust Co.	GBP	12,395,000	EUR	15,006,417	02/10/12	$ 98,608

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.

Summary of Investments ¡ January 31, 2012 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	$25,648,487		14.5%
Pharmaceuticals	22,124,866		12.5
Commercial Banks	21,070,215		11.9
Metals & Mining	12,050,363		6.8
Insurance	10,787,495		6.1
Tobacco	10,345,044		5.9
Food Products	8,747,274		4.9
Wireless Telecommunication Services	6,888,674		3.9
Machinery	5,747,062		3.3
Media	5,619,096		3.2
Industrial Conglomerates	5,212,595		3.0
Automobiles	4,518,216		2.6
Aerospace & Defense	4,232,534		2.4
Household Products	4,130,373		2.3
Health Care Providers & Services	3,851,861		2.2
Professional Services	3,682,494		2.1
Electrical Equipment	3,563,343		2.0
Investment Company	3,247,510		1.8
Chemicals	2,985,420		1.7
Multi-Utilities	2,914,104		1.6
Food & Staples Retailing	2,873,367		1.6
Information Technology Services	2,851,493		1.6
Hotels, Restaurants & Leisure	2,294,902		1.3
Specialty Retail	1,389,154		0.8

	$176,775,942	^	100.0%

^	Does not include open foreign currency exchange contracts with an unrealized appreciation of $98,608. Also does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments ¡ January 31, 2012 (unaudited)

Valuation of Investments - (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Common Stocks
Aerospace & Defense	$4,232,534	$—	$—	$4,232,534
Automobiles	4,518,216	—	—	4,518,216
Chemicals	2,985,420	—	—	2,985,420
Commercial Banks	21,070,215	—	—	21,070,215
Electrical Equipment	3,563,343	—	—	3,563,343
Food & Staples Retailing	2,873,367	—	—	2,873,367
Food Products	8,747,274	—	—	8,747,274
Health Care Providers & Services	3,851,861	—	—	3,851,861
Hotels, Restaurants & Leisure	2,294,902	—	—	2,294,902
Household Products	4,130,373	—	—	4,130,373
Industrial Conglomerates	5,212,595	—	—	5,212,595
Information Technology Services	2,851,493	—	—	2,851,493
Insurance	10,787,495	—	—	10,787,495
Machinery	5,747,062	—	—	5,747,062
Media	5,619,096	—	—	5,619,096
Metals & Mining	12,050,363	—	—	12,050,363
Multi-Utilities	2,914,104	—	—	2,914,104
Oil, Gas & Consumable Fuels	25,648,487	—	—	25,648,487
Pharmaceuticals	22,124,866	—	—	22,124,866
Professional Services	3,682,494	—	—	3,682,494
Specialty Retail	1,389,154	—	—	1,389,154
Tobacco	10,345,044	—	—	10,345,044
Wireless Telecommunication Services	6,888,674	—	—	6,888,674
Total Common Stocks	173,528,432	—	—	173,528,432
Short-Term Investments
Repurchase Agreement	—	470,946	—	470,946
Investment Company	5,515,584	—	—	5,515,584
Total Short-Term Investments	5,515,584	470,946	—	5,986,530
Foreign Currency Exchange Contracts	—	98,608	—	98,608
Total Assets	$179,044,016	$569,554	$—	$179,613,570

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2012, securities with a total value of $170,189,145 transferred from Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.    Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

March 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 22, 2012